Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Insider Shares

On June 11, 2020, the Company issued 3,593,750 ordinary shares to the Sponsor (the “Insider Shares”) for an aggregate purchase price of $28,750. On August 3, 2020, the Company effected a share dividend of 0.113043478 ordinary shares for each outstanding ordinary share (an aggregate of 406,250 ordinary shares), resulting in an aggregate of 4,000,000 ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividend. The holders of the Insider Shares had agreed to forfeit an aggregate of up to 521,739 Insider Shares, on a pro rata basis, to the extent that the option to purchase additional ordinary shares is not exercised in full by the underwriters. On August 6, 2020, the underwriters fully exercised the over-allotment option; thus, the 521,739 Insider Shares were no longer subject to forfeiture.

The Initial Shareholders have agreed not to transfer, assign or sell any of their Insider Shares (except to certain permitted transferees) until, with respect to 50% of the Insider Shares, the earlier of six months after the date of the consummation of the initial Business Combination and the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per ordinary share for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination, and, with respect to the remaining 50% of the Insider Shares, six months after the date of the consummation of the initial Business Combination, or earlier in each case if, subsequent to the initial Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Related Party Loans

On June 11, 2020, the Sponsor agreed to loan the Company up to $300,000 to be used for the payment of costs related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing, unsecured and due on the date the Company consummates the Initial Public Offering or the date on which the Company determines not to conduct the Initial Public Offering. The Company borrowed $300,000 under the Note and repaid the Note in full on August 7, 2020. Subsequent to the repayment, the facility was no longer available to the Company.

In addition, in order to finance transaction costs in connection with a Business Combination, the Initial Shareholders or their affiliates may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion (the “Working Capital Loans”). Each loan would be evidenced by a promissory note. The notes would either be paid upon consummation of the initial Business Combination, without interest, or, at the lender’s discretion, up to $500,000 of such loans may be converted upon consummation of the Business Combination into additional private warrants at a price of $1.00 per warrant. If the Company does not complete a Business Combination within the Combination Period, the Working Capital Loans will be repaid only from amounts remaining outside the Trust Account, if any. The warrants would be identical to the Private Placement Warrants. As of June 30, 2022 and December 31, 2021, the Company had no outstanding Working Capital Loans.

Administrative Services Agreement

Commencing on the effective date of the registration statement relating to the Initial Public Offering, the Company agreed to pay the Sponsor a total of $10,000 per month for office space and certain office and secretarial services. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three months ended June 30, 2022 and 2021, the Company incurred $30,000 in expenses for these services. For the six months ended June 30, 2022 and 2021, the Company incurred $60,000 in expenses for these services. As of June 30, 2022 and December 31, 2021, $0 and $150,000 were due to the Sponsor and are included in accrued expenses — related party on the accompanying condensed consolidated balance sheets, respectively.

Purchase Agreement

The Sponsor has entered into an agreement with the Company to purchase an aggregate of 2,500,000 of the Company’s ordinary shares or their equivalent in the securities of a target company for an aggregate purchase price of $25.0 million prior to, concurrently with, or following the closing of the Business Combination, either in open market transactions (to the extent permitted by law) or in a private placement. The capital from such transaction may be used as part of the consideration to the sellers in the initial Business Combination, and any excess capital fund from such private placement would be used for working capital in the post-transaction company.

Note 5 — Related Party Transactions

Insider Shares

On June 11, 2020, the Company issued 3,593,750 ordinary shares to the Sponsor (the “Insider Shares”) for an aggregate purchase price of $28,750. On August 3, 2020, the Company effected a share dividend of 0.113043478 ordinary shares for each outstanding ordinary share (an aggregate of 406,250 ordinary shares), resulting in an aggregate of 4,000,000 ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividend. The holders of the Insider Shares had agreed to forfeit up to an aggregate of 521,739 Insider Shares, on a pro rata basis, to the extent that the option to purchase additional ordinary shares is not exercised in full by the underwriters. On August 6, 2020, the underwriters fully exercised the over-allotment option; thus, the 521,739 Insider Shares were no longer subject to forfeiture.

The Initial Shareholders agreed not to transfer, assign or sell any of their Insider Shares (except to certain permitted transferees) until, with respect to 50% of the Insider Shares, the earlier of six months after the date of the consummation of the initial Business Combination and the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per ordinary share for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination, and, with respect to the remaining 50% of the Insider Shares, six months after the date of the consummation of the initial Business Combination, or earlier in each case if, subsequent to the initial Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Related Party Loans

On June 11, 2020, the Sponsor agreed to loan the Company up to $300,000 to be used for the payment of costs related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing, unsecured and due on the date the Company consummates the Initial Public Offering or the date on which the Company determines not to conduct the Initial Public Offering. The Company borrowed $300,000 under the Note and repaid the Note in full on August 7, 2020. Subsequent to the repayment, the facility was no longer available to the Company.

In addition, in order to finance transaction costs in connection with a Business Combination, the Initial Shareholders may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion (the “Working Capital Loans”). Each loan would be evidenced by a promissory note. The notes would either be paid upon consummation of the initial Business Combination, without interest, or, at the lender’s discretion, up to $500,000 of such loans may be converted upon consummation of the Business Combination into additional private warrants at a price of $1.00 per warrant. If the Company does not complete a Business Combination within the Combination Period, the Working Capital Loans will be repaid only from amounts remaining outside the Trust Account, if any. The warrants would be identical to the Private Placement Warrants. As of December 31, 2021 and 2020, the Company had no outstanding Working Capital Loans.

Administrative Services Agreement

Commencing on the date of the Company’s prospectus, the Company agreed to pay the Sponsor a total of $10,000 per month for office space and certain office and secretarial services. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2021 and the period from May 25, 2020 (inception) through December 31, 2020, the Company incurred $120,000 and $50,000 in expenses for these services, respectively. As of December 31, 2021 and 2020, $120,000 and $50,000 were due to the Sponsor and are included in accrued expenses — related party on the accompanying balance sheets, respectively.

Purchase Agreement

The Sponsor has entered into an agreement with the Company to purchase an aggregate of 2,500,000 of the Company’s ordinary shares or their equivalent in the securities of a target company for an aggregate purchase price of $25.0 million prior to, concurrently with, or following the closing of the Business Combination, either in open market transactions (to the extent permitted by law) or in a private placement. The capital from such transaction may be used as part of the consideration to the sellers in the initial Business Combination, and any excess capital fund from such private placement would be used for working capital in the post-transaction company.